Commitments	12 Months Ended
Jun. 30, 2024
Commitments [Abstract]
Commitments	Commitments
a.    Capital commitments
The Group did not have any commitments for future capital expenditure outstanding as of June 30, 2024 and June 30, 2023.
b.    Purchase commitments
In December 2019, the Group commenced production under its manufacturing service agreement with Lonza for the supply of commercial product for the potential approval and launch of remestemcel-L for the treatment of pediatric SR-aGVHD in the US market. This agreement contains lease and non-lease components. As of June 30, 2024, the agreement contains a minimum remaining financial commitment of the non-lease component of $9.1 million, payable until December 2025, which is cancellable in limited circumstances. The Group has accounted for the lease component within the agreement as a lease liability separately from the non-lease components. As of June 30, 2024, the lease component is $1.9 million on an undiscounted basis, as disclosed within the total contractual cash flows as lease liabilities in Note 10(c). At the Group's discretion, the minimum financial commitment under this manufacturing services agreement can be reduced by $4.9 million under certain conditions, with $1.0 million of this reduction relating to the lease component and $3.9 million relating to the non-lease component of the agreement.
The group have agreements with third parties related to contract manufacturing and other goods and services. As of June 30, 2024, the Group had $3.4 million of non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services. This amount represents our minimum contractual obligations, including termination fees. Certain agreements provide for termination rights subject to termination fees. Under such agreement, the Group are contractually obligated to make certain payments, mainly, to reimburse them for their unrecoverable outlays incurred prior to cancellation.
The Group did not have any other purchase commitments as of June 30, 2024.